Consolidated Balance Sheets $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Current assets
Cash and cash equivalents (note 4)	$ 1,775	$ 2,866
Accounts receivable (notes 5, 25)	1,499	1,355
Income taxes receivable	30	112
Inventories (note 6)	1,486	1,232
Prepaid expenses	148	123
Current assets	4,938	5,688
Non-current assets
Restricted cash (notes 7, 17)	142	128
Exploration and evaluation assets (note 8)	643	997
Property, plant and equipment, net (note 9)	23,623	25,800
Right-of-use assets	1,202	0
Goodwill (note 11)	656	690
Investment in joint ventures (note 12)	1,182	1,319
Long-term income taxes receivable	212	243
Other assets (note 13)	524	360
Total Assets	33,122	35,225
Current liabilities
Accounts payable and accrued liabilities (note 15)	3,465	3,159
Short-term debt (note 16)	550	200
Long-term debt due within one year (note 16)	400	1,433
Lease liabilities (note 10)	109	0
Asset retirement obligations (note 16)	112	202
Current liabilities	4,636	4,994
Non-current liabilities
Long-term debt (note 15)	4,570	4,114
Other long-term liabilities (note 17)	454	1,107
Lease liabilities (note 10)	1,353	0
Asset retirement obligations (note 16)	2,643	2,222
Deferred tax liabilities	2,170	3,174
Total Liabilities	15,826	15,611
Shareholders’ equity
Common shares (note 20)	7,293	7,293
Preferred shares (note 20)	874	874
Contributed surplus	2	2
Retained earnings	8,365	10,273
Accumulated other comprehensive income	748	1,160
Non-controlling interest	14	12
Total Shareholders’ Equity	17,296	19,614
Total Liabilities and Shareholders’ Equity	$ 33,122	$ 35,225